Organization and Principal Activities (Detail Textual)		1 Months Ended	6 Months Ended
	Feb. 11, 2020	Jun. 16, 2020	Jun. 30, 2020 USD ($) Trading	Jun. 30, 2019 Trading shares
Organization and Principal Activities (Textual)
Percentage of outstanding ordinary shares of LFGL	100.00%
Reverse recapitalization, description	(i) $125,000,000, plus (or minus, if negative) (ii) LFGL's net working capital less a target net working capital of $815,000, minus (ii) the aggregate amount of any outstanding indebtedness, net of cash and cash equivalents, of LFGL and its subsidiaries, and minus (iii) the amount of any unpaid transaction expenses of LFGL, with each LGHL ordinary share issued to the Sellers valued at a price per share equal the price at which each share of PAAC common stock is redeemed, i.e. $10.185 per share; except that 30% of the Exchange Shares otherwise issuable to the Sellers at the closing is set aside in escrow until released upon the satisfaction of certain financial milestones and 15% of the Exchange Shares otherwise issuable to the Sellers at the Closing is set aside in escrow to satisfy post-closing purchase price adjustments and indemnification claims.		The equity is restated using the exchange ratio of 141.81 established in the reverse recapitalization transaction, which is 7,090,381 (the number of Exchange Shares excluding Escrow Shares, see below) divided by 50,000, to reflect the equity structure of the legal acquirer, LGHL.
Business combination agreement, description		One-tenth of one Class A ordinary share of the Company, resulting in 4,507,574 Class A ordinary shares being issued to PAAC and 17,795,000 warrants being issued to PAAC stockholders; and where the Company acquired all of the issued and outstanding shares of LFGL, i.e. 50,000 ordinary shares of LFGL from each of LFGL shareholders, in exchange for 12,891,602 ordinary shares (including 3,140,388 Class A and 9,751,214 Class B, "Exchange Shares") of the Company.
Ordinary shares adjustment, description			The par value of ordinary shares was adjusted retrospectively from $0 to $709, and the difference of $709 was adjusted retrospectively as additional paid-in capital as of January 1, 2019.
Net assets			$ 2,418,444
Transaction costs for legal			2,400,000
Additional paid in capital			$ 2,400,000
Earnout escrow shares, description			1,933,740 Class B ordinary shares being 15% of the Exchange Shares ("Indemnity Escrow Shares") otherwise issuable to LFGL shareholders are set aside in escrow for a period of 24 months after the closing to satisfy any post-closing purchase price adjustment and indemnification claims prescribed in the Business Combination Agreement. Additionally, 3,876,481 Class B ordinary shares being 30% of the Exchange Shares (the "Earnout Escrow Shares", together with any dividends, distributions or other income on the Earnout Escrow Shares, the "Earnout Escrow Property") otherwise issuable to LFGL shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below: ● In the event that the net income for the calendar year ended December 31, 2021 (the "2021 Net Income"), as set forth in LGHL's audited financial statements, is equal to or greater than $19,000,000 (the "First Net Income Target"), then, the Class B Sellers' rights to 50% of the Earnout Escrow Property (the "First Half Earnout Property") shall vest and shall no longer be subject to forfeiture. If the 2021 Net Income is less than the First Net Income Target, but is equal to or greater than $9,500,000, then the Sellers' rights to 50% of the First Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the First Half Earnout Property will be forfeited. ● In the event that the net income for the calendar year ended December 31, 2022 (the "2022 Net Income"), as set forth in LGHL's audited financial statements, is equal to or greater than $21,850,000 (the "Second Net Income Target"), then the Class B Sellers' rights to the remaining Earnout Escrow Property (after giving effect to any forfeitures for the 2021 calendar year, the "Second Half Earnout Property") shall vest and shall no longer be subject to forfeiture. If the 2022 Net Income is less than the Second Net Income Target, but is equal to or greater than $10,925,000, then the Class B Sellers' rights to 50% of the Second Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the Second Half Earnout Property will be forfeited.
Total revenue, percentage			38.90%	44.20%
Number of trading customer | Trading			3	2
Commissions expense, percentage			55.30%	32.80%
Insurance brokerage sales, description			For the first six months of 2020 and 2019, the Group placed 77.1% (less than 10% of total revenue for the first six months of 2020) and 73.6% (17.1% of total revenue for the first six months of 2019), respectively, of its insurance brokerage sales with one insurance provider.
Minimum [Member]
Organization and Principal Activities (Textual)
Weighted average number of share basic and diluted | shares				50,000
Maximum [Member]
Organization and Principal Activities (Textual)
Weighted average number of share basic and diluted | shares				7,090,381